Income Taxes - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2026	Dec. 31, 2023
Income Taxes [Line Items]
Capital loss carryforwards		$ 17.8			$ 9.7
Less valuation allowance		64.0			172.7
Deferred Tax Assets, Gross		$ 505.8			529.9
Bermuda
Income Taxes [Line Items]
Corporate tax rate		0.00%
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Corporate tax rate		21.00%
Net operating loss carryforwards		$ 324.8			354.9
Operating loss carryforwards, remaining		324.8
Capital loss carryforwards		84.7
Less valuation allowance		22.9			24.5
Internal Revenue Service (IRS) | Aspen UK
Income Taxes [Line Items]
Capital loss carryforwards		33.1
Internal Revenue Service (IRS) | U.S. operating subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards		247.2
Capital loss carryforwards		51.6
Internal Revenue Service (IRS) | U.S. operating subsidiaries | Subsequent Event
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation				$ 20.8
Internal Revenue Service (IRS) | Aspen UK's U.S. branch
Income Taxes [Line Items]
Net operating loss carryforwards		77.6
Operating loss carryforwards, subject to s382 limitation		$ 6.5
Internal Revenue Service (IRS) | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration		2032
Internal Revenue Service (IRS) | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration		2041
U.K.
Income Taxes [Line Items]
Corporate tax rate	25.00%	25.00%	19.00%
Net operating loss carryforwards		$ 249.5			248.1
Operating loss carryforwards, remaining		22.0			19.0
Less valuation allowance		26.1			131.0
U.K. | Lloyd's
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward		(29.3)			64.5
U.K. | Other juridictions
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward		$ (86.1)			$ (97.8)